Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash [abstract]
Schedule of Cash
December 31, 2019		December 31, 2018
	$		$
Cash at financial institutions	7,183,016		18,224,563
Cash held in lawyers’ trust account	77,556		109,169

	7,260,572		18,333,732